Mutual Fund Series Trust

Vista Capital Appreciation Fund

Incorporated herein by reference is the Supplement to prospectus for Vista Capital Appreciation Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on June 26, 2012 (SEC Accession No. 0001162044-12-000618).